INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

14 – INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD

14.1Description

Investments in associates are accounted for using the equity method.  Investments in associates are detailed as follows:

						Ownership
			Functional	Investment value		interest
TAXPAYER ID	Name	Country	currency	12.31.2021	12.31.2020	12.31.2021	12.31.2020

86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	21,863,790	20,185,148	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	11,359,597	10,628,035	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	1,107,007	979,978	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	51,615	48,032	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	24,258,224	20,976,662	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	BRL	2,192,920	4,695,228	7.52%	7.52%
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	30,656,041	30,443,271	35.00%	35.00%
Total				91,489,194	87,956,354
(1)	In Envases CMF S.A., regardless of the percentage of ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.
(2)	In these companies, regardless of the ownership interest, it has been defined that the Company has significant influence, given that it has the right to appoint directors.

Envases CMF S.A.

Chilean entity whose corporate purpose is to manufacture and sell plastic material products and beverage bottling and packaging services. The business relationship is to supply plastic bottles, preforms and caps to Coca-Cola bottlers in Chile.

Leão Alimentos e Bebidas Ltda.

Brazilian entity whose corporate purpose is to manufacture and commercialize food, beverages in general and beverage concentrates. Invest in other companies. The business relationship is to produce non-carbonated products for Coca-Cola bottlers in Brazil.

Kaik Participações Ltda.

Brazilian entity whose corporate purpose is to invest in other companies with its own resources.

SRSA Participações Ltda.

Brazilian entity whose corporate purpose is the purchase and sale of real estate investments and property management, supporting the business of Rio De Janeiro Refrescos Ltda. (Andina Brazil).

Sorocaba Refrescos S.A.

Brazilian entity whose corporate purpose is to manufacture and commercialize food, beverages in general and beverage concentrates, in addition to investing in other companies. It has commercial relationship with Rio De Janeiro Refrescos Ltda. (Andina Brazil).

Trop Frutas do Brasil Ltda.

Brazilian entity whose corporate purpose is to manufacture, commercialize and export natural fruit pulp and coconut water. The business relationship is to produce products for Coca-Cola bottlers in Brazil.

Coca-Cola del Valle New Ventures S.A.

Chilean entity whose corporate purpose is to manufacture, distribute and commercialize all kinds of juices, waters and beverages in general. The business relationship is to produce waters and juices for Coca-Cola bottlers in Chile.

14.2        Movements

The movement of investments in other entities accounted for using the equity method is shown below:

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Opening balance	87,956,354	99,866,733	102,410,945
Dividends received	(3,236,541)	(1,215,126)	(1,076,491)
Share in operating income	4,041,118	3,248,680	(2,495,621)
Amortization unrealized income in associates	(435,884)	(566,422)	(919,462)
Other increase (decrease) in investments in associates*	3,164,147	(13,377,511)	1,947,362
Ending balance	91,489,194	87,956,354	99,866,733

*Mainly due to foreign exchange rates

The main movements are explained below:

●	Dividends declared in 2021 correspond to Sorocaba Refrescos S.A., Envases CMF S.A. and Coca-Cola del Valle New Ventures S.A..
●	In 2021 it was identified that for the brand Verde Campo (Trop Frutas do Brasil Ltda.) the recoverable value would be R$ 21.8 million, an amount below the book value recorded, proportionally impacting the result of Andina Brazil according to its participation (for more information see Note 2.8).
●	In 2020 Leão Alimentos e Bebidas Ltda. recognized the value of a plant at its use value less selling costs, reducing the value previously recognized. Andina recognized a proportional loss of Ch$2,931 million as income for the period 2020.
●	In the 2020 period Sorocaba Refrescos S.A., recognized a tax credit for excluding ICMS from the basis of calculation of PIS and COFINS. Andina recognized as results for the 2020 period a proportional result of CLP 2,134 million.
●	Dividends declared in 2020 correspond mainly to Envases CMF S.A
●	In December 2019, Leão Alimentos e Bebidas Ltda, performed an impairment provision at its Linhares Plant for BRL 256 million, Andina recognized as results for the 2019 fiscal year, a loss of CLP 4,671 million.
●	In 2019 Sorocaba Refrescos S.A., Coca-Cola del Valle and CMF S.A. distributed dividends.

14.3        Reconciliation of share of profit in investments in associates:

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Equity value on income of associates	4,041,118	3,248,680	(2,495,621)
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(512,131)	(528,122)	(394,490)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.	42,633	85,266	85,266
Amortization goodwill preferred rights CCDV S.A.	(478,518)	(523,061)	(610,238)
Income statement balance	3,093,102	2,228,763	(3,415,083)

14.4        Summary financial information of associates:

At December 31, 2021:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	72,400,404	19,468,334	—	20,648	68,192,154	16,765,435	29,227,758
Long term assets	42,875,230	92,639,217	9,779,486	294,662	50,034,496	33,021,014	75,706,352
Total assets	115,275,634	112,107,551	9,779,486	315,310	118,226,650	49,786,449	104,934,110
Short term liabilities	57,080,891	21,255,565	—	186,266	12,991,480	10,009,915	10,181,664
Long term liabilities	14,467,165	34,960,269	28	—	6,489,944	18,294,787	7,164,058
Total liabilities	71,548,056	56,215,835	28	186,266	19,481,424	28,304,702	17,345,722
Total Equity	43,727,578	55,891,716	9,779,458	129,044	98,745,226	21,481,747	87,588,388
Total revenue from ordinary activities	77,805,312	(25,164,499)	204,624	126,016	94,169,579	35,224,230	46,509,329
Earnings before taxes	7,347,219	4,518,371	204,624	126,016	2,876,850	(31,042,731)	2,306,620
Earnings after taxes	5,509,658	2,573,415	204,624	126,016	1,556,223	(37,324,877)	2,869,945
Other comprehensive income	—	2,363,061	—	—	49,784	30,547,925	—
Total comprehensive income	—	4,936,476	—	—	1,606,007	(6,776,952)	—
Reporting date (See Note 2.3)	12.31.2021	11.30.2021	11.30.2021	11.30.2021	11.30.2021	11.30.2021	12.31.2021

At December 31, 2020:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	31,354,324	17,959,344	—	20,314	70,192,521	12,293,489	37,284,398
Long term assets	43,735,099	73,675,946	8,657,291	268,126	73,918,788	63,719,245	68,450,919
Total assets	75,089,423	91,635,290	8,657,291	288,440	144,111,309	76,012,734	105,735,317
Short term liabilities	17,929,088	16,295,336	—	168,354	28,383,151	5,000,314	9,116,608
Long term liabilities	16,704,773	28,180,230	26	—	9,251,314	16,235,813	10,883,589
Total liabilities	34,633,861	44,475,566	26	168,354	37,634,465	21,236,127	20,000,197
Total Equity	40,455,562	47,159,724	8,657,265	120,086	106,476,844	54,776,607	85,735,120
Total revenue from ordinary activities	60,067,879	52,345,526	96,980	117,350	84,813,829	31,483,800	30,329,646
Earnings before taxes	5,587,691	4,028,010	96,980	117,350	(38,601,167)	(1,391,494)	(1,226,517)
Earnings after taxes	4,717,515	3,004,352	96,980	117,350	(39,244,393)	(890,021)	(475,467)
Other comprehensive income	—	(1,899,548)	—	—	472,160	—	—
Total comprehensive income	—	1,104,804	—	—	(38,772,233)	—	—
Reporting date (See Note 2.3)	12.31.2020	11.30.2020	11.30.2020	11.30.2020	11.30.2020	11.30.2020	12.31.2020